INVESTMENTS	12 Months Ended
Dec. 31, 2015
Schedule of Investments [Abstract]
INVESTMENTS
12.	INVESTMENTS

	2015	2014
Joint venture	63,837	74,803
Investments in associates	39,003	21,558
Tax incentives, net of allowances for losses	31,579	31,579
Other investments	20,471	20,471

Total	154,890	148,411

Summary of the movements in investment balances

Balance at January 1, 2014	173,640
Share of profits of subsidiaries	(5,881)
Subsidiaries’ dividends and interest on capital	(4,968)
Other	(14,380)
Balance in 2014	148,411
Share of profits of subsidiaries	(21,883)
Associates’ share of other comprehensive income	11,266
Other	17,096
Balance in 2015	154,890